Application of New Amended and Revised Standards and Interpretations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Schedule of Difference Between Lease Liabilities Recognized And Operating Lease Commitments Disclosed

At the date of authorisation of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment—Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRS Standards 2018-2020 Cycle	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture